Fair Value measurement of financial assets measured at fair value (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	₩ 115,373,470	₩ 83,642,549
Due from banks at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	897,525	870,656
Loan receivables measured at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	2,154,821	1,209,194
Financial assets at fair value through profit or loss | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	48,401,142	40,134,965
Financial assets at fair value through profit or loss | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,597,940	1,165,070
Financial assets at fair value through profit or loss | Gold deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	111,715	154,881
Derivative assets | Trading purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	2,586,068	1,727,321
Derivative assets | Hedging purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	243,206	66,292
Securities at fair value through other comprehensive income | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	58,573,094	37,677,645
Securities at fair value through other comprehensive income | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	807,959	636,525
Level 1
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	24,418,112	16,498,146
Level 1 | Due from banks at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	0	0
Level 1 | Loan receivables measured at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	0	0
Level 1 | Financial assets at fair value through profit or loss | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	6,304,161	5,084,767
Level 1 | Financial assets at fair value through profit or loss | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	890,714	528,113
Level 1 | Financial assets at fair value through profit or loss | Gold deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	111,715	154,881
Level 1 | Derivative assets | Trading purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	35,711	62,275
Level 1 | Derivative assets | Hedging purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	0	0
Level 1 | Securities at fair value through other comprehensive income | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	16,892,704	10,532,244
Level 1 | Securities at fair value through other comprehensive income | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	183,107	135,866
Level 2
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	78,068,155	59,350,470
Level 2 | Due from banks at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	66,870	57,236
Level 2 | Loan receivables measured at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	686,446	891,636
Level 2 | Financial assets at fair value through profit or loss | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	33,145,583	29,552,429
Level 2 | Financial assets at fair value through profit or loss | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	195,395	143,139
Level 2 | Financial assets at fair value through profit or loss | Gold deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	0	0
Level 2 | Derivative assets | Trading purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	2,088,307	1,548,769
Level 2 | Derivative assets | Hedging purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	240,430	61,706
Level 2 | Securities at fair value through other comprehensive income | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	41,645,124	27,095,555
Level 2 | Securities at fair value through other comprehensive income | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	0	0
Level 3
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	12,887,203	7,793,933
Level 3 | Due from banks at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	830,655	813,420
Level 3 | Loan receivables measured at FVTPL
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	1,468,375	317,558
Level 3 | Financial assets at fair value through profit or loss | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	8,951,398	5,497,769
Level 3 | Financial assets at fair value through profit or loss | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	511,831	493,818
Level 3 | Financial assets at fair value through profit or loss | Gold deposits
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	0	0
Level 3 | Derivative assets | Trading purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	462,050	116,277
Level 3 | Derivative assets | Hedging purpose
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	2,776	4,586
Level 3 | Securities at fair value through other comprehensive income | Debt securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	35,266	49,846
Level 3 | Securities at fair value through other comprehensive income | Equity securities
Fair Value measurement of financial assets measured at fair value [Line Items]
Carrying value	₩ 624,852	₩ 500,659